Income Taxes (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Income Tax Disclosure [Abstract]
Increase in net operating loss carry-forwards	$ 142,000
Net operating loss carry-forward	$ 32,000,000
Operating loss carryforwards expiration, description	Beginning in 2026 through 2038
Limitations on use of operating loss carryforwards, description	Internal Revenue Code Section 382 limits the ability to utilize net operating losses if a 50% change in ownership occurs over a three-year period.
Effective tax rate	21.00%	0.00%